Post-employment and Other Employee-related Liabilities Projected Benefit Obligation, Accumulated Benefit Obligation, and Fair Value of Plan Assets for Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets (Details) - Pension Plans - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligation, end of year	$ 185.9	$ 211.3
Accumulated benefit obligation, end of year	175.7	200.0
Fair value of plan assets, end of year	$ 151.0	$ 173.1